INCOME TAXES (Details Textual) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Operating Loss Carry forwards Expiration Period	2034	2035
Operating Loss Carryforwards	$ 1,500	$ 6,992